Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Summary of Inventories	Inventories consist of the following：

	As of December 31,
	2020	2021
	US$	US$
Products	33,212,956	21,727,954
Packaging materials and others	50,138	91,045
Inventories	33,263,094	21,818,999